Warrants Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Warrants Liabilities [Abstract]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model

These warrants do not trade in an active securities market, and as such, the Company estimates their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) as of March 31, 2025 and 2024 using the following assumptions:

	March 31, 2025	March 31, 2024
Representative’s Warrants liability
Stock price	$3.30	$2.50
Exercise price	$48.00	$48.00
Expected term (years)	1.79	2.79
Risk-free interest rate	4.59%	4.21%
Expected volatility	51.84%	57.63%

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Model as of March 31, 2025 and 2024 using the following assumptions:

	March 31, 2025	March 31, 2024
Investors’ Warrants liability
Stock price	$3.30	$2.50
Exercise price	$2.70	$6.70
Expected term (years)	4.33	5.33
Risk-free interest rate	4.21%	4.21%
Expected volatility	51.48%	56.91%